Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 7,548,261	$ 8,207,565	$ 3,446,973
Accounts receivable	2,340,765	2,847,450	2,100,381
Prepaid expenses	54,555	70,623	28,093
Total Current Assets	9,943,581	11,125,638	5,575,447
Property and equipment, net	23,076	10,239	12,813
Other Assets
Patent rights, net	817,239	832,884	930,854
Web development costs, net	308,812	340,470	504,643
Security deposit	5,049	5,049	5,049
Total Other Assets	1,131,100	1,178,403	1,440,546
TOTAL ASSETS	11,097,757	12,314,280	7,028,806
Current Liabilities
Accounts payable - trade	$ 195,076	212,191	200,372
Accounts payable - related party		570,000	570,000
Accrued expenses	$ 8,090	6,983	25,459
Revenue share payable	1,502,816	2,355,608	1,502,761
Deferred revenue	845,226	227,002	120,130
Total Liabilities	2,551,208	3,371,784	2,418,722
Stockholders' Equity
Common stock, Value	$ 29,043	$ 29,031	$ 22,867
Preferred stock, Value
Stock warrants	$ 2,294,416	$ 2,329,508	$ 2,153,295
Additional paid-in-capital	32,631,226	32,185,499	27,595,609
Stock payable	$ 663,670	1,132,148	$ 963,063
Deferred stock compensation		(13,800)
Accumulated deficit	$ (27,071,806)	(26,719,890)	$ (26,124,750)
Total Stockholders' Equity	8,546,549	8,942,496	4,610,084
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 11,097,757	$ 12,314,280	$ 7,028,806